Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Receivables

	December 31, 2023	December 31, 2022
	$	$
Trade receivables, net of expected credit losses of $2.7 (2022 – $2.0)	1,016.1	988.1
Holdbacks and other	47.4	39.9
Trade and other receivables	1,063.5	1,028.0

Schedule of Aging Analysis of Gross Trade Receivables	The aging analysis of gross trade receivables is as follows:

	Total $	1–30 $	31–60 $	61–90 $	91–120 $	121+ $
December 31, 2023	1,018.8	503.8	309.0	92.1	31.7	82.2
December 31, 2022	990.1	556.4	246.9	71.6	39.8	75.4